Schedule I - Condensed Balance Sheets (Parenthetical) (Detail) - shares shares in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A Units
Parent Company Only Financial Information [Line Items]
Capital units	0	6,374
Class A Units | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		6,374	6,374
Class A Units | Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		6,374	6,374
Class B Units
Parent Company Only Financial Information [Line Items]
Capital units	0	3,506
Class B Units | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		3,506	3,056
Class B Units | Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		3,506	3,506
Class C Units
Parent Company Only Financial Information [Line Items]
Capital units	0	375
Class C Units | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		375	375
Class C Units | Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		375	375
Class D Units
Parent Company Only Financial Information [Line Items]
Capital units	0	1,104
Class D Units | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		1,107	1,107
Class D Units | Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		1,107	1,107
Class E Units
Parent Company Only Financial Information [Line Items]
Capital units	0	1,012
Class E Units | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		1,012	1,012
Class E Units | Evo Investco, LLC | Predecessor
Parent Company Only Financial Information [Line Items]
Capital units		1,012	1,012